SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-100605
Investment Company Act File No. 811-21235

FEDERATED PREMIER MUNICIPAL INCOME FUND (the “Fund”)
Name of Registrant

5800 CORPORATE DRIVE, PITTSBURGH, PA 15237-7000
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2  under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)           Title of Class of Securities to be Redeemed:
AUCTION MARKET PREFERRED SHARES SERIES A, CUSIP 31423P207(“AMPS”)

(2)           Date on Which the Securities are to be Redeemed:
THE AMPS WILL BE REDEEMED ON AUGUST 27, 2008.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
THE AMPS ARE BEING REDEEMED PURSUANT TO SECTION 11(a) OF THE STATEMENT OF PREFERENCES OF AUCTION MARKET PREFERRED SHARES.

(4)           Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
THE FUND INTENDS TO REDEEM, BY LOT (AS DETERMINED BY THE DEPOSITORY TRUST COMPANY), THE NUMBER OF OUTSTANDING AMPS SET FORTH BELOW:

SERIES	NUMBER OF SHARES
A	384

Please note that this notice serves only to disclose a proposed redemption. Such redemption remains subject to the completion of certain TOBs transactions, the proceeds of which would be used to fund the redemption.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 11th day of August 2008.

FEDERATED PREMIER MUNICIPAL INCOME FUND
By: /s/ John W. McGonigle
Name: John W. McGonigle
Title: Secretary